Fair value Based on Quoted Market Prices (Detail) (Senior Notes, USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Fair value
Fair value based on quoted market prices
Senior secured notes	$ 1,116,500	$ 1,091,750	$ 1,071,125
Carrying value
Fair value based on quoted market prices
Senior secured notes	$ 1,084,423	$ 1,084,109	$ 1,082,936